Business segments (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Contribution of Segments to Overall Profitability
The following consolidating schedules present the contribution of our segments to our overall profitability.

For the year ended Dec. 31, 2023	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$6,055	$4,144	$2,977	(a)	$(21)	$13,155	(a)
Net interest revenue (expense)	2,569	1,712	166		(102)	4,345
Total revenue (loss)	8,624	5,856	3,143	(a)	(123)	17,500	(a)
Provision for credit losses	99	41	(4)		(17)	119
Noninterest expense	6,376	3,197	2,766		956	13,295
Income (loss) before income taxes	$2,149	$2,618	$381	(a)	$(1,062)	$4,086	(a)
Pre-tax operating margin (b)	25%	45%	12%		N/M	23%
Average assets	$197,434	$131,518	$26,594		$51,404	$406,950
(a)    Total fee and other revenue, total revenue and income before taxes are net of income attributable to noncontrolling interests related to consolidated investment management funds of $2 million.
(b)    Income before income taxes divided by total revenue.
N/M – Not meaningful.

For the year ended Dec. 31, 2022	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$6,004	$3,872	$3,322	(a)	$(312)	$12,886	(a)
Net interest revenue (expense)	2,028	1,410	228		(162)	3,504
Total revenue (loss)	8,032	5,282	3,550	(a)	(474)	16,390	(a)
Provision for credit losses	8	7	1		23	39
Noninterest expense	6,299	2,932	3,501		278	13,010
Income (loss) before income taxes	$1,725	$2,343	$48	(a)	$(775)	$3,341	(a)
Pre-tax operating margin (b)	21%	44%	1%		N/M	20%
Average assets	$212,575	$138,386	$31,920		$44,020	$426,901
(a)    Total fee and other revenue, total revenue and income before taxes are net of (loss) attributable to noncontrolling interests related to consolidated investment management funds of $(13) million.
(b)    Income before income taxes divided by total revenue.
N/M – Not meaningful.

For the year ended Dec. 31, 2021	Securities Services	Market and Wealth Services	Investment and Wealth Management		Other	Consolidated
(dollars in millions)
Total fee and other revenue	$5,818	$3,583	$3,849	(a)	$51	$13,301	(a)
Net interest revenue (expense)	1,426	1,158	193		(159)	2,618
Total revenue (loss)	7,244	4,741	4,042	(a)	(108)	15,919	(a)
Provision for credit losses	(134)	(67)	(13)		(17)	(231)
Noninterest expense	5,852	2,676	2,825		161	11,514
Income (loss) before income taxes	$1,526	$2,132	$1,230	(a)	$(252)	$4,636	(a)
Pre-tax operating margin (b)	21%	45%	30%		N/M	29%
Average assets	$228,915	$145,123	$30,980		$47,214	$452,232
(a)    Total fee and other revenue, total revenue and income before taxes are net of income attributable to noncontrolling interests related to consolidated investment management funds of $12 million.
(b)    Income before taxes divided by total revenue.
N/M – Not meaningful.